UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04316

MIDAS SERIES TRUST
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Midas Series Trust
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

	MIDAS FUND
	SCHEDULE OF PORTFOLIO INVESTMENTS
	September 30, 2015
	(Unaudited)

Common Stocks (100.54%)
Shares		Value
	Major Precious Metals Producers (46.74%)
35,000	Agnico Eagle Mines Limited	$886,200
55,000	AngloGold Ashanti Ltd. ADR (a) (b)	450,450
45,000	Compania de Minas Buenaventura S.A.A.	268,200
55,000	Goldcorp Inc. (a)	688,600
45,000	Newmont Mining Corporation	723,150
15,000	Randgold Resources Limited ADR (a)	886,350
27,500	Rio Tinto plc ADR (a)	930,050
115,000	Yamana Gold Inc.	195,500
		5,028,500

	Intermediate Precious Metals Producers (22.03%)
200,000	B2Gold Corp. (b)	210,000
85,000	Detour Gold Corp. (a) (b)	902,178
225,000	Eldorado Gold Corp. Ltd. (a)	724,500
125,000	New Gold Inc. (b)	283,750
1,145,001	Resolute Mining Ltd. (a) (b)	249,265
		2,369,693

	Junior Precious Metals Producers (7.72%)
225,000	Alamos Gold Inc. (a)	830,250

	Exploration and Project Development Companies (8.55%)
154,560	Ivanhoe Mines Ltd. Class A (b) (c)	59,947
33,935	Ivanhoe Mines Ltd. Class B (b) (c)	13,162
500,000	Northern Dynasty Minerals Ltd. (a) (b)	154,600
1,500,000	Platinum Group Metals Ltd. (a) (b)	345,000
1,000,000	Romarco Minerals Inc. (b)	347,250
		919,959

	Other Natural Resources Companies (15.50%)
43,970	AuRico Metals Inc. (b)	21,645
19,000	BHP Billiton Limited (a)	600,780
10,000	Franco-Nevada Corp.	440,200
8,000	Minerals Technologies Inc.	385,280
17,500	Osisko Gold Royalties Ltd.	184,046
7,600	South32 Limited (b)	36,176
		1,668,127

Total common stocks (Cost $34,042,333)		10,816,529

Money Market Fund (0.30%)
31,950	SSgA Money Market Fund, 7 day annualized yield 0.00% (Cost $31,950)	31,950

Total investments (Cost $34,074,283) (100.84%)		10,848,479

Liabilities in excess of other assets (-0.84%)		(89,802)

Net assets (100.00%)		$10,758,677

(a) All or a portion of these securities, have been segregated as collateral pursuant to the Committed Facility Agreement.
As of September 30, 2015, the value of securities pledged as collateral was $5,776,730 and there were no securities on loan under the lending agreement.
(b) Non-income producing.
(c) Illiquid and/or restricted security that has been fair valued.

ADR means "American Depositary Receipt."

	MIDAS MAGIC
	SCHEDULE OF PORTFOLIO INVESTMENTS
	September 30, 2015
	(Unaudited)

Common Stocks (101.88%)
Shares		Value
	Cigarettes (2.49%)
4,000	Philip Morris International, Inc. (a)	$317,320

	Computer Communications Equipment (4.12%)
20,000	Cisco Systems, Inc. (a)	525,000

	Computer & Office Equipment (2.27%)
2,000	International Business Machines Corporation (a)	289,940

	Electronic & Other Electrical Equipment (7.12%)
36,000	General Electric Company (a)	907,920

	Fire, Marine & Casualty Insurance (12.78%)
10,000	Berkshire Hathaway, Inc. Class B (a) (b)	1,304,000
6,000	W.R. Berkley Corporation	326,220
		1,630,220

	Information Retrieval Services (9.01%)
1,800	Alphabet Inc. (a) (b)	1,149,066

	Investment Advice (5.21%)
12,740	Apollo Global Management, LLC	218,873
40,000	Fortress Investment Group LLC	222,000
6,000	Franklin Resources, Inc. (a)	223,560
		664,433

	Leather & Leather Products (1.36%)
6,000	Coach, Inc. (a)	173,580

	Motor Vehicles & Passenger Car Bodies (5.71%)
10,000	Daimler AG	728,500

	National Commercial Banks (9.59%)
15,000	JPMorgan Chase & Co. (a)	914,550
6,000	Wells Fargo & Company (a)	308,100
		1,222,650

	Office Furniture (1.67%)
22,500	Kimball International Inc. Class B	212,850

	Petroleum Refining (1.75%)
3,000	Exxon Mobil Corp. (a)	223,050

	Pharmaceutical Preparations (9.17%)
11,000	Johnson & Johnson (a)	1,026,850
3,000	Sanofi ADR	142,410
		1,169,260

	Printed Circuit Boards (1.58%)
16,875	Kimball Electronics, Inc. (b)	201,319

	Real Estate (1.13%)
10,000	NorthStar Asset Management Group Inc.	143,600

	Real Estate Investment Trusts (2.07%)
8,000	Tanger Factory Outlet Centers, Inc. (a)	263,760

	Retail - Drug Stores and Proprietary Stores (2.54%)
4,000	Express Scripts Holding Company (a) (b)	323,840

	Retail - Family Clothing Stores (1.73%)
7,750	The GAP, Inc. (a)	220,875

	Services - Business Services (10.60%)
15,000	MasterCard Incorporated	1,351,800

	Services - Medical Laboratories (2.38%)
2,800	Laboratory Corporation of America Holdings (a) (b)	303,716

	Services - Prepackaged Software (2.14%)
10,000	CA, Inc. (a)	273,000

	Surgical & Medical Instruments & Apparatus (3.12%)
3,000	Becton, Dickinson and Company (a)	397,980

	Wholesale - Electronic Parts & Equipment (2.34%)
7,000	Avnet, Inc. (a)	298,760

Total common stocks (Cost $8,911,578)		12,992,439

Money Market Fund (0.02%)
1,979	SSgA Money Market Fund, 7 day annualized yield 0.00% (Cost $1,979)	1,979

Total investments (Cost $8,913,557) (101.90%)		12,994,418

Liabilities in excess of other assets (-1.90%)		(242,437)

Net assets (100.00%)		$12,751,981

(a) All or a portion of these securities, have been segregated as collateral pursuant to the Committed Facility Agreement.
As of September 30, 2015, the value of securities pledged as collateral was $9,444,867 and there were no securities on loan under the lending agreement.
(b) Non-income producing.

ADR means "American Depositary Receipt."

	MIDAS PERPETUAL PORTFOLIO
	SCHEDULE OF PORTFOLIO INVESTMENTS
	September 30, 2015
	(Unaudited)

Shares		Value
Gold (26.69%)
11,600	SPDR Gold Trust (a) (b) (Cost $1,226,058)	$1,239,576

Silver (7.36%)
24,643	iShares Silver Trust (a) (b) (Cost $302,396)	341,798

Swiss Franc Assets (29.87%) (c)
907,000	Switzerland Government 2.50% Notes, due 3/12/16	941,773
400,000	Switzerland Government 3.00% Notes, due 1/8/18	445,741

Total Swiss franc assets (Cost $1,369,916)		1,387,514

Hard Asset Securities (17.98%)
Agricultural Chemicals (3.68%)
2,678	Syngenta AG ADR(a)	170,803

Conglomerate (4.67%)
6,000	Loews Corp. (a)	216,840

Metal Mining (2.86%)
1,800	BHP Billiton Limited (a)	56,916
2,249	Rio Tinto plc ADR	76,061
		132,977

Mining & Quarrying of Nonmetallic Minerals (0.84%)
2,694	Sociedad Quimica Y Minera De Chile S.A.	39,171

Other Natural Resources Companies (0.07%)
720	South32 Limited (b)	3,427

Petroleum Refining (1.60%)
1,000	Exxon Mobil Corp.	74,350

Real Estate Investment Trusts (1.42%)
2,000	Tanger Factory Outlet Centers, Inc.	65,940

Steel Works, Blast Furnaces & Rolling Mills (2.84%)
3,519	Nucor Corp. (a)	132,138

Total hard asset securities (Cost $1,211,925)		835,646

Large Capitalization Growth Stocks (20.62%)
Cable & Other Pay Television Services (4.30%)
7,400	Twenty-First Century Fox, Inc.	199,652

Cigarettes (1.71%)
1,000	Philip Morris International, Inc.	79,330

Finance Services (1.60%)
1,000	American Express Company (a)	74,130

Motor Vehicles & Passenger Car Bodies (2.59%)
5,000	Volkswagen AG	120,500

Pharmaceutical Preparations (5.81%)
4,500	Merck & Co., Inc.	222,255
1,000	Sanofi ADR	47,470
		269,725

Retail - Variety Stores (4.61%)
3,300	Wal-Mart Stores, Inc. (a)	213,972

Total large capitalization growth stocks (Cost $1,169,983)		957,309

Money Market Fund (0.05%)
2,345	SSgA Money Market Fund, 7 day annualized yield 0.00% (Cost $2,345)	2,345

Total investments (Cost $5,282,623) (102.57%)		4,764,188

Liabilities in excess of other assets (-2.57%)		(119,339)

Net assets (100.00%)		$4,644,849

(a) All or a portion of these securities, have been segregated as collateral pursuant to the Committed Facility Agreement.
As of September 30, 2015, the value of securities pledged as collateral was $2,275,198 and there were no securities on loan under the lending agreement.
(b) Non-income producing.
(c) Principal amount denominated in Swiss francs.

ADR means "American Depositary Receipt."

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Gold and silver bullion are valued at 4:00 p.m. ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by a Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by Midas Management Corporation, the Investment Manager under the direction of or pursuant to procedures approved by the Fund's Board of Trustees. Due to the inherent uncertainty of valuation, such fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 - unobservable inputs for the asset or liability including the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets for the security, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy, within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs and methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to a Fund's major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Bonds – The fair value of bonds is estimated using various techniques, which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most bonds may be categorized in level 2 of the fair value hierarchy, in instances where lower relative consideration is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities – Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Trust's Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be categorized in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2015 in valuing each Fund's assets. Refer to each Fund's Schedule of Portfolio Investments for detailed information on specific investments

MIDAS FUND	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$ 10,743,420	$ 73,109	$ -	$ 10,816,529
Money market fund	31,950	-	-	31,950
Total investments, at value	$ 10,775,370	$ 73,109	$ -	$ 10,848,479

MIDAS MAGIC	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$ 12,992,439	$ -	$ -	$ 12,992,439
Money market fund	1,979	-	-	1,979
Total investments, at value	$ 12,994,418	$ -	$ -	$ 12,994,418

MIDAS PERPETUAL PORTFOLIO	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Gold	$ 1,239,576	$ -	$ -	$ 1,239,576
Silver	341,798	-	-	341,798
Swiss franc assets	-	1,387,514	-	1,387,514
Hard asset securities	835,646	-	-	835,646
Large capitalization growth stocks	957,309	-	-	957,309
Money market fund	2,345	-	-	2,345
Total investments, at value	$ 3,376,674	$ 1,387,514	$ -	$ 4,767,188

There were no securities that transferred from level 1 at December 31, 2014 to level 2 at September 30, 2015 for any of the Funds.

Cost for Federal Income Tax Purposes
The aggregate cost of investments for tax purposes will depend upon each Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. As of September 30, 2015, for federal income tax purposes, subject to changes, the aggregate cost, gross unrealized appreciation (depreciation), and net unrealized appreciation (depreciation) of investments are summarized as follows:

	Federal Income	Gross Unrealized		Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)
Midas Fund	$ 34,074,283	$ 114,034	$ (23,339,838)	$ (23,225,804)
Midas Magic	$ 8,913,557	$ 4,765,909	$ (685,048)	$ 4,080,861
Midas Perpetual Portfolio	$ 5,282,623	$ 85,954	$ (604,389)	$ (518,435)

Illiquid and Restricted Securities
Midas Fund owns securities categorized in level 2 which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of September 30, 2015 were as follows:

	Acquisition Date	Cost	Value
Ivanhoe Mines Ltd. Class A	4/30/97	$0	$59,947
Ivanhoe Mines Ltd. Class B	4/30/97	0	13,162
Total		$0	$73,109
Percent of net assets		0.0%	0.7%

Portfolio Concentration
Each Fund operates as a "non-diversified" investment company, which means that the portion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Act and the amount of the outstanding voting securities of a particular issuer held by a Fund is not limited. Each Fund, however, currently intends to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the IRC, which currently requires that, at the end of each quarter of the taxable year, with respect to 50% of a Fund's total assets, the Fund limits to 5% the portion of its total assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of a Fund's portfolio, although no single investment can exceed 25% of a Fund's total assets at the time of purchase. A more concentrated portfolio may cause a Fund's net asset value to be more volatile and thus may subject shareholders to more risk. As of September 30, 2015, Midas Magic held approximately 10% and 11% of its net assets in Berkshire Hathaway, Inc. and MasterCard Incorporated, respectively, primarily as a result of market appreciation since the time of purchase. Thus, the volatility of the Fund's net assets value and its performance in general, depends disproportionately more on the respective performance of a single issuer than that of a more diversified fund.

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political and economic developments, which could adversely affect the value of such securities. Moreover, securities of foreign issuers and traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets.

 Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Midas Series Trust

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 17, 2015

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 17, 2015

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)